Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) Customer Unit	Jun. 30, 2015 Unit	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Unit	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Accounting Policies [Abstract]
Internal use software development costs capitalized during the period			$ 5,050	¥ 32,730,000	¥ 0	¥ 2,680,000
Amortization expense for capitalized software costs			2,040	13,240,000	¥ 28,240,000	31,650,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	$ 5,050		5,050				¥ 32,730,000		¥ 13,240,000
Number of reporting units the Company has | Unit	3	4			3
Sale tax and surcharges in cost of revenues			716,290	4,640,000,000	¥ 3,600,000,000	2,330,000,000
Advertising and promotional expenses			1,510,000	¥ 9,800,000,000	¥ 4,930,000,000	¥ 2,110,000,000
Cash and cash equivalents, restricted cash and short-term investments	$ 10,790,000		$ 10,790,000				¥ 69,900,000,000
Number of customers with receivable balance exceeding 10% | Customer	0		0				0
Number of customer or any Baidu Union member with revenue greater than 10%			0	0	0	0
Appreciation of US$ against RMB, as a percentage			4.40%	4.40%
ASU 2015-17 | Restatement Adjustment
Accounting Policies [Abstract]
Deferred tax assets, gross, current								$ (105,740)	(684,950,000)
Deferred tax assets, gross, noncurrent								$ 105,740	684,950,000
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies | ¥							¥ 0		¥ 0
Other Long-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments			12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments			3 months	3 months
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments			3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments			12 months	12 months
Credit Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage			10.00%	10.00%
Onshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			95.30%	95.30%
Offshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			4.70%	4.70%
China Merchants Bank | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			28.40%	28.40%
Bank of China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			24.31%	24.31%
China Construction Bank [Member] | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			10.14%	10.14%
Office building and its related facility, machinery and equipment
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%		4.00%				4.00%
iQiyi Licensed Copyright
Accounting Policies [Abstract]
Barter transaction, Gross Operating Revenue Recognized			$ 56,540	¥ 366,250,000
Barter transaction, Cost Recognized			$ 42,890	¥ 277,820,000